THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments July 31, 2020 (Unaudited)

COMMON STOCKS—105.4%	SHARES	VALUE
AEROSPACE & DEFENSE—1.2%
HEICO Corp., Cl. A	496,818	$38,031,418
Mercury Systems, Inc.*	591,066	45,766,240
TransDigm Group, Inc.	9,958	4,297,674
		88,095,332
APPAREL ACCESSORIES & LUXURY GOODS—0.5%
LVMH Moet Hennessy Louis Vuitton SE	87,338	37,986,394

APPAREL RETAIL—0.6%
The TJX Cos., Inc.	769,543	40,008,541

APPLICATION SOFTWARE—9.1%
Adobe, Inc.*,+	475,304	211,187,073
Autodesk, Inc.*	131,082	30,991,717
Avalara, Inc.*	275,038	36,978,859
Cadence Design Systems, Inc.*	600,974	65,656,410
Intuit, Inc.	185,738	56,904,551
Palantir Technologies, Inc., Cl. A*,@,(a)	348,292	2,002,679
RingCentral, Inc., Cl. A*	173,571	50,382,454
salesforce.com, Inc.*,+	977,491	190,464,121
Vertex, Inc., Cl. A*	45,294	1,067,127
		645,634,991
AUTOMOBILE MANUFACTURERS—0.4%
Tesla, Inc.*	20,635	29,523,733

BIOTECHNOLOGY—2.9%
BioMarin Pharmaceutical, Inc.*	391,995	46,964,921
Genmab AS*	68,112	23,449,415
Immunomedics, Inc.*	247,508	10,452,263
Sarepta Therapeutics, Inc.*	233,302	35,816,523
Vertex Pharmaceuticals, Inc.*,+	337,682	91,849,503
		208,532,625
CASINOS & GAMING—0.9%
DraftKings, Inc., Cl. A*	1,248,885	41,681,537
Las Vegas Sands Corp.	487,259	21,263,983
		62,945,520
DATA PROCESSING & OUTSOURCED SERVICES—8.9%
Fidelity National Information Services, Inc.+	728,071	106,524,068
Fiserv, Inc.*	538,133	53,700,292
PayPal Holdings, Inc.*	842,710	165,230,150
Visa, Inc., Cl. A+	1,611,395	306,809,608
		632,264,118
DIVERSIFIED SUPPORT SERVICES—1.1%
Cintas Corp.+	248,345	74,967,905

EDUCATION SERVICES—0.7%
Bright Horizons Family Solutions, Inc.*	404,534	43,382,227
Vasta Platform Ltd.*	282,737	5,329,592
		48,711,819
ENVIRONMENTAL & FACILITIES SERVICES—0.9%
Waste Connections, Inc.	613,188	62,772,056

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—105.4% (CONT.)	SHARES	VALUE
FINANCIAL EXCHANGES & DATA—2.7%
Intercontinental Exchange, Inc.	1,018,864	$98,605,658
S&P Global, Inc.	218,284	76,453,971
Tradeweb Markets, Inc., Cl. A	344,574	18,631,116
		193,690,745
FOOD DISTRIBUTORS—0.3%
US Foods Holding Corp.*	1,155,972	23,466,232

FOOTWEAR—1.1%
NIKE, Inc., Cl. B	821,767	80,212,677

HEALTHCARE EQUIPMENT—4.9%
Boston Scientific Corp.*,+	2,821,912	108,841,146
Danaher Corp.+	618,068	125,962,259
DexCom, Inc.*	135,141	58,859,311
Intuitive Surgical, Inc.*	51,919	35,587,359
Masimo Corp.*	72,909	16,048,729
		345,298,804
HEALTHCARE SERVICES—0.4%
Guardant Health, Inc.*	315,583	26,881,360

HEALTHCARE SUPPLIES—0.5%
Align Technology, Inc.*	132,421	38,907,938

HEALTHCARE TECHNOLOGY—0.8%
Schrodinger, Inc.*	86,923	6,291,487
Veeva Systems, Inc., Cl. A*	193,276	51,135,031
		57,426,518
HOME IMPROVEMENT RETAIL—1.3%
Lowe’s Cos., Inc.	630,638	93,908,305

INDUSTRIAL GASES—1.1%
Air Products & Chemicals, Inc.	263,085	75,408,054

INTERACTIVE MEDIA & SERVICES—9.4%
Alphabet, Inc., Cl. C*,+	217,617	322,717,306
Facebook, Inc., Cl. A*,+	1,170,541	296,931,135
Pinterest, Inc., Cl. A*	1,447,836	49,646,296
		669,294,737
INTERNET & DIRECT MARKETING RETAIL—12.5%
Alibaba Group Holding Ltd.#,*,+	1,103,711	277,053,535
Altaba, Inc.*,@,(a),+	606,454	13,451,150
Amazon.com, Inc.*,+	174,313	551,644,864
MercadoLibre, Inc.*	27,194	30,582,916
Wayfair, Inc., Cl. A*	69,525	18,499,907
		891,232,372
INTERNET SERVICES & INFRASTRUCTURE—1.9%
Shopify, Inc., Cl. A*	31,543	32,300,032
Twilio, Inc., Cl. A*	232,148	64,402,498
VeriSign, Inc.*	165,572	35,048,281
		131,750,811

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—105.4% (CONT.)	SHARES	VALUE
LEISURE FACILITIES—1.0%
Vail Resorts, Inc.	362,740	$69,656,962

LIFE SCIENCES TOOLS & SERVICES—1.2%
Lonza Group AG	59,694	37,338,982
Thermo Fisher Scientific, Inc.	122,084	50,536,672
		87,875,654
MANAGED HEALTHCARE—2.3%
UnitedHealth Group, Inc.+	532,695	161,289,392

METAL & GLASS CONTAINERS—1.0%
Ball Corp.	969,278	71,367,939

MOVIES & ENTERTAINMENT—1.8%
Netflix, Inc.*	173,054	84,602,639
Roku, Inc., Cl. A*	258,885	40,098,698
		124,701,337
PHARMACEUTICALS—1.0%
Aerie Pharmaceuticals, Inc.*	599,842	6,934,174
GW Pharmaceuticals PLC#,*	264,566	33,766,559
Zoetis, Inc., Cl. A	190,708	28,926,589
		69,627,322
PROPERTY & CASUALTY INSURANCE—1.2%
The Progressive Corp.	923,188	83,400,804

RAILROADS—0.5%
Union Pacific Corp.	196,659	34,090,838

RESEARCH & CONSULTING SERVICES—1.8%
CoStar Group, Inc.*	92,522	78,621,495
TransUnion	538,812	48,261,391
		126,882,886
RESTAURANTS—1.1%
Chipotle Mexican Grill, Inc., Cl. A*	17,235	19,909,183
Shake Shack, Inc., Cl. A*	589,418	28,616,244
Starbucks Corp.	381,294	29,180,429
		77,705,856
SEMICONDUCTOR EQUIPMENT—1.5%
Lam Research Corp.	291,545	109,959,112

SEMICONDUCTORS—6.3%
Advanced Micro Devices, Inc.*	589,029	45,608,515
Micron Technology, Inc.*	347,094	17,373,790
NVIDIA Corp.	347,571	147,575,172
NXP Semiconductors NV	685,758	80,597,138
QUALCOMM, Inc.	268,713	28,378,780
Taiwan Semiconductor Manufacturing Co., Ltd.#	869,116	68,564,561
Universal Display Corp.	324,658	56,636,588
		444,734,544
SPECIALTY CHEMICALS—1.1%
The Sherwin-Williams Co.+	116,497	75,480,736

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—105.4% (CONT.)	SHARES	VALUE
SYSTEMS SOFTWARE—9.3%
Crowdstrike Holdings, Inc., Cl. A*	371,960	$42,105,872
Microsoft Corp.+	2,922,849	599,213,273
Proofpoint, Inc.*	147,343	17,043,165
		658,362,310
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.9%
Apple, Inc.+	1,160,117	493,096,130

TRUCKING—0.3%
Lyft, Inc., Cl. A*	646,051	18,884,071

WIRELESS TELECOMMUNICATION SERVICES—3.0%
T-Mobile US, Inc.*	2,010,746	215,913,905
TOTAL COMMON STOCKS (Cost $4,235,161,100)		7,481,951,385

PREFERRED STOCKS—0.2%	SHARES	VALUE
APPLICATION SOFTWARE—0.2%
Palantir Technologies, Inc., Cl. B*,@,(a)	1,420,438	8,167,518
Palantir Technologies, Inc., Cl. D*,@,(a)	185,062	1,064,107
		9,231,625
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	2,912,012	2,300,489

TOTAL PREFERRED STOCKS (Cost $23,705,752)		11,532,114

REAL ESTATE INVESTMENT TRUST—1.1%	SHARES	VALUE
SPECIALIZED—1.1%
Crown Castle International Corp.	484,371	80,744,646
(Cost $55,382,026)		80,744,646
Total Investments (Cost $4,314,248,878)	106.7%	$7,574,228,145
Affiliated Securities (Cost $13,104,054)		2,300,489
Unaffiliated Securities (Cost $4,301,144,824)		7,571,927,656
Securities Sold Short (Proceeds $461,233,453)	(6.6)%	(471,464,237)
Liabilities in Excess of Other Assets	(0.1)%	(6,003,644)
NET ASSETS	100.0%	$7,096,760,264

+	All or a portion of this security is held as collateral for securities sold short.
#	American Depositary Receipts.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2020
Altaba, Inc.	10/24/18	$1,704,939	0.03%	$2,151,083	0.03%
Altaba, Inc.	10/25/18	2,562,470	0.04%	3,217,697	0.05%
Altaba, Inc.	10/29/18	2,492,386	0.04%	3,258,930	0.05%
Altaba, Inc.	10/30/18	1,640,707	0.03%	2,185,706	0.03%
Altaba, Inc.	10/31/18	591,342	0.01%	749,906	0.01%
Altaba, Inc.	11/6/18	2,386,078	0.04%	1,887,828	0.03%
Palantir Technologies, Inc., Cl. A	10/7/14	2,266,336	0.05%	2,002,679	0.03%
Palantir Technologies, Inc., Cl. B	10/7/14	9,379,767	0.22%	8,167,518	0.11%
Palantir Technologies, Inc., Cl. D	10/14/14	1,221,931	0.03%	1,064,107	0.01%
Prosetta Biosciences, Inc., Series D	2/6/15	13,104,054	0.28%	2,300,489	0.03%
Total				$26,985,943	0.38%

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments - Securities Sold Short July 31, 2020 (Unaudited)

COMMON STOCKS—(6.6)%	SHARES	VALUE
AEROSPACE & DEFENSE—(0.2)%
Lockheed Martin Corp.	(14,993)	$(5,681,897)
Northrop Grumman Corp.	(34,775)	(11,302,223)
		(16,984,120)
AIRLINES—0.0%
American Airlines Group, Inc.	(301,953)	(3,357,717)

APPAREL ACCESSORIES & LUXURY GOODS—(0.1)%
Carter’s, Inc.	(80,697)	(6,352,468)

APPAREL RETAIL—(0.1)%
L Brands, Inc.	(155,923)	(3,806,080)

APPLICATION SOFTWARE—(0.1)%
SAP SE#	(62,261)	(9,913,196)

CABLE & SATELLITE—(0.1)%
Sirius XM Holdings, Inc.	(1,158,446)	(6,811,662)

CONSTRUCTION MACHINERY & HEAVY TRUCKS—(0.1)%
Trinity Industries, Inc.	(535,807)	(10,464,311)

CONSTRUCTION MATERIALS—(0.1)%
Martin Marietta Materials, Inc.	(30,488)	(6,316,504)

ELECTRICAL COMPONENTS & EQUIPMENT—(0.2)%
Hubbell, Inc., Cl. B	(104,420)	(14,093,567)

ELECTRONIC MANUFACTURING SERVICES—(0.1)%
IPG Photonics Corp.	(38,730)	(6,933,057)

EXCHANGE TRADED FUNDS—(0.8)%
Consumer Staples Select Sector SPDR Fund	(329,288)	(20,646,358)
Industrial Select Sector SPDR Fund	(147,273)	(10,563,892)
Utilities Select Sector SPDR Fund	(388,665)	(23,642,492)
		(54,852,742)
GENERAL MERCHANDISE STORES—(0.1)%
Target Corp.	(34,708)	(4,369,043)

HEALTHCARE EQUIPMENT—(0.5)%
iShares 20+ Year Treasury Bond ETF	(194,678)	(33,289,939)

HOUSEHOLD APPLIANCES—0.0%
iRobot Corp.	(40,982)	(2,978,982)

INTEGRATED OIL & GAS—(0.2)%
Exxon Mobil Corp.	(306,982)	(12,917,803)

INTEGRATED TELECOMMUNICATION SERVICES—(0.4)%
AT&T, Inc.	(551,373)	(16,309,613)
Verizon Communications, Inc.	(182,775)	(10,505,907)
		(26,815,520)
IT CONSULTING & OTHER SERVICES—(0.2)%
International Business Machines Corp.	(141,403)	(17,384,085)

LIFE SCIENCES TOOLS & SERVICES—(0.2)%
Waters Corp.	(74,754)	(15,933,815)

MOVIES & ENTERTAINMENT—(0.1)%
The Walt Disney Co.	(49,370)	(5,773,328)

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments - Securities Sold Short July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—(6.6)% (CONT.)	SHARES	VALUE
MULTI-SECTOR HOLDINGS—(0.4)%
Berkshire Hathaway, Inc., Cl. B	(127,913)	$(25,042,807)

PACKAGED FOODS & MEATS—(0.8)%
Campbell Soup Co.	(310,518)	(15,392,377)
General Mills, Inc.	(271,906)	(17,203,493)
McCormick & Co., Inc.	(48,540)	(9,460,446)
The Hershey Co.	(106,132)	(15,432,654)
		(57,488,970)
PAPER PACKAGING—(0.2)%
Amcor PLC	(718,015)	(7,395,555)
Packaging Corp. of America	(94,552)	(9,088,338)
		(16,483,893)
RAILROADS—(0.3)%
CSX Corp.	(148,041)	(10,561,245)
Norfolk Southern Corp.	(39,830)	(7,655,724)
		(18,216,969)
RESTAURANTS—(0.1)%
Restaurant Brands International, Inc.	(182,308)	(10,304,048)

SECURITY & ALARM SERVICES—(0.1)%
The Brink’s Co.	(89,628)	(3,975,002)

SEMICONDUCTORS—(0.1)%
Intel Corp.	(139,393)	(6,653,228)

SPECIALTY CHEMICALS—(0.2)%
International Flavors & Fragrances, Inc.	(140,330)	(17,674,564)

SYSTEMS SOFTWARE—(0.4)%
iShares Expanded Tech-Software Sector ETF	(48,736)	(14,397,589)
Oracle Corp.	(123,302)	(6,837,096)
Teradata Corp.	(265,297)	(5,571,237)
		(26,805,922)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—(0.3)%
Seagate Technology PLC	(489,369)	(22,129,266)

TRUCKING—(0.1)%
Landstar System, Inc.	(60,286)	(7,341,629)

TOTAL COMMON STOCKS (Proceeds $461,233,453)		$(471,464,237)

Total Securities Sold Short (Proceeds $461,233,453)		$(471,464,237)

#	American Depositary Receipts.

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments July 31, 2020 (Unaudited)

COMMON STOCKS—72.2%	SHARES	VALUE
AEROSPACE & DEFENSE—3.7%
HEICO Corp.+	27,304	$2,624,460
HEICO Corp., Cl. A	6,546	501,096
Kratos Defense & Security Solutions, Inc.*,+	59,220	1,066,552
Mercury Systems, Inc.*	15,981	1,237,409
TransDigm Group, Inc.+	12,025	5,189,750
		10,619,267
AIR FREIGHT & LOGISTICS—0.7%
XPO Logistics, Inc.*,+	26,508	1,988,630

ALTERNATIVE CARRIERS—0.1%
Bandwidth, Inc., Cl. A*	2,327	336,903

APPAREL ACCESSORIES & LUXURY GOODS—0.2%
Canada Goose Holdings, Inc.*	3,843	85,622
Lululemon Athletica, Inc.*	1,420	462,338
		547,960
APPLICATION SOFTWARE—8.0%
Altair Engineering, Inc., Cl. A*,+	5,505	221,852
Avalara, Inc.*,+	12,909	1,735,615
Bill.com Holdings, Inc.*	7,107	661,733
Cadence Design Systems, Inc.*	6,166	673,636
Cerence, Inc.*	26,473	1,049,919
Ebix, Inc.+	56,071	1,236,646
Envestnet, Inc.*	5,191	421,509
Everbridge, Inc.*,+	23,849	3,405,636
Globant SA*	787	136,104
HubSpot, Inc.*	8,450	1,982,455
LivePerson, Inc.*	6,847	294,284
Mimecast Ltd.*	6,869	322,362
Palantir Technologies, Inc., Cl. A*,@,(a)	6,606	37,985
Paylocity Holding Corp.*,+	47,147	6,279,979
Pluralsight, Inc., Cl. A*	68,992	1,460,561
RingCentral, Inc., Cl. A*	2,987	867,036
SPS Commerce, Inc.*,+	16,196	1,217,453
The Trade Desk, Inc., Cl. A*,+	251	113,281
Vertex, Inc., Cl. A*	46,844	1,103,645
		23,221,691
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
Hamilton Lane, Inc., Cl. A	34,390	2,484,334

AUTOMOBILE MANUFACTURERS—0.1%
Tesla, Inc.*	212	303,321

AUTOMOTIVE RETAIL—0.3%
Carvana Co., Cl. A*	4,857	752,592

BIOTECHNOLOGY—4.6%
ACADIA Pharmaceuticals, Inc.*,+	101,906	4,236,232
BioMarin Pharmaceutical, Inc.*	11,599	1,389,676
BioNTech SE#,*	11,461	941,063
Forte Biosciences, Inc.*	61,681	1,162,687

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—72.2% (CONT.)	SHARES	VALUE
BIOTECHNOLOGY—4.6% (CONT.)
Genmab AS#,*	13,594	$464,779
Moderna, Inc.*	12,212	904,909
Natera, Inc.*	20,285	974,086
Puma Biotechnology, Inc.*	145,212	1,497,136
Ultragenyx Pharmaceutical, Inc.*	15,071	1,177,949
Vertex Pharmaceuticals, Inc.*	1,099	298,928
		13,047,445
CASINOS & GAMING—0.6%
DraftKings, Inc., Cl. A*	23,147	772,531
Penn National Gaming, Inc.*	28,085	950,677
		1,723,208
CONSUMER ELECTRONICS—0.2%
Garmin Ltd.	6,755	665,975

CONSUMER FINANCE—0.2%
LendingTree, Inc.*	1,828	633,018

DATA PROCESSING & OUTSOURCED SERVICES—0.4%
PayPal Holdings, Inc.*	6,204	1,216,418

DISTRIBUTORS—0.4%
Pool Corp.+	3,248	1,028,642

DIVERSIFIED SUPPORT SERVICES—0.5%
Cintas Corp.	2,256	681,019
Copart, Inc.*	7,306	681,284
		1,362,303
EDUCATION SERVICES—5.5%
Chegg, Inc.*,+	193,421	15,661,298

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.2%
Novanta, Inc.*	4,440	460,339

ELECTRONIC MANUFACTURING SERVICES—0.0%
IPG Photonics Corp.*	402	71,962

ENVIRONMENTAL & FACILITIES SERVICES—2.8%
Casella Waste Systems, Inc., Cl. A*,+	45,641	2,528,968
Waste Connections, Inc.+	53,382	5,464,715
		7,993,683
FINANCIAL EXCHANGES & DATA—0.1%
MarketAxess Holdings, Inc.	500	258,350

FOOD DISTRIBUTORS—0.7%
US Foods Holding Corp.*,+	98,686	2,003,326

FOOD RETAIL—0.1%
Grocery Outlet Holding Corp.*	7,729	339,999

GENERAL MERCHANDISE STORES—1.3%
Ollie’s Bargain Outlet Holdings, Inc.*	35,945	3,777,820

HEALTHCARE DISTRIBUTORS—0.3%
PetIQ, Inc., Cl. A*	22,032	803,948

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—72.2% (CONT.)	SHARES	VALUE
HEALTHCARE EQUIPMENT—7.4%
ABIOMED, Inc.*	2,440	$731,854
DexCom, Inc.*,+	1,722	750,000
Glaukos Corp.*,+	54,664	2,388,817
Hologic, Inc.*	21,718	1,515,482
Insulet Corp.*,+	20,028	4,072,894
Intuitive Surgical, Inc.*	994	681,327
Masimo Corp.*	1,618	356,154
Nevro Corp.*,+	74,482	9,903,126
Tandem Diabetes Care, Inc.*	9,485	990,803
		21,390,457
HEALTHCARE FACILITIES—0.1%
US Physical Therapy, Inc.+	3,936	326,924

HEALTHCARE SERVICES—0.4%
Guardant Health, Inc.*,+	14,242	1,213,134

HEALTHCARE SUPPLIES—0.9%
Align Technology, Inc.*	2,404	706,343
OraSure Technologies, Inc.*	19,255	349,478
Quidel Corp.*,+	4,396	1,241,739
Silk Road Medical, Inc.*	4,741	220,267
		2,517,827
HEALTHCARE TECHNOLOGY—2.0%
Inspire Medical Systems, Inc.*	524	52,065
Livongo Health, Inc.*	6,864	873,444
Phreesia, Inc.*	20,066	603,184
Tabula Rasa HealthCare, Inc.*	45,792	2,573,510
Teladoc Health, Inc.*	4,240	1,007,551
Veeva Systems, Inc., Cl. A*	2,108	557,714
		5,667,468
HOTELS RESORTS & CRUISE LINES—0.5%
Extended Stay America, Inc.	115,828	1,321,597

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.2%
Upwork, Inc.*	33,055	496,486

INSURANCE BROKERS—0.4%
eHealth, Inc.*	5,809	401,634
Goosehead Insurance, Inc., Cl. A*	6,496	671,232
		1,072,866
INTERACTIVE HOME ENTERTAINMENT—0.7%
Activision Blizzard, Inc.+	16,850	1,392,316
Take-Two Interactive Software, Inc.*	3,824	627,212
		2,019,528
INTERNET & DIRECT MARKETING RETAIL—7.1%
Amazon.com, Inc.*,+	1,432	4,531,822
Etsy, Inc.*	8,422	996,996
Farfetch Ltd., Cl. A*	43,336	1,110,702
Fiverr International Ltd.*	15,164	1,416,773
MercadoLibre, Inc.*	1,249	1,404,650

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—72.2% (CONT.)	SHARES	VALUE
INTERNET & DIRECT MARKETING RETAIL—7.1% (CONT.)
Wayfair, Inc., Cl. A*,+	42,294	$11,254,010
		20,714,953
INTERNET SERVICES & INFRASTRUCTURE—0.4%
Akamai Technologies, Inc.*	5,130	576,817
Shopify, Inc., Cl. A*	227	232,448
VeriSign, Inc.*	1,434	303,549
		1,112,814
IT CONSULTING & OTHER SERVICES—1.0%
EPAM Systems, Inc.*,+	9,714	2,817,837

LEISURE FACILITIES—1.2%
Planet Fitness, Inc., Cl. A*,+	28,280	1,476,216
Vail Resorts, Inc.+	10,722	2,058,946
		3,535,162
LEISURE PRODUCTS—0.2%
Peloton Interactive, Inc., Cl. A*	9,877	673,809

LIFE SCIENCES TOOLS & SERVICES—1.2%
Bio-Techne Corp.+	1,707	469,698
NeoGenomics, Inc.*	74,447	2,846,109
		3,315,807
MANAGED HEALTHCARE—2.2%
Progyny, Inc.*,+	232,154	6,181,100

MOVIES & ENTERTAINMENT—1.7%
Liberty Media Corp.-Liberty Formula One, Cl. C*	27,176	963,117
Netflix, Inc.*,+	5,314	2,597,909
Roku, Inc., Cl. A*	8,697	1,347,078
		4,908,104
OIL & GAS EQUIPMENT & SERVICES—0.4%
Core Laboratories NV	51,097	1,089,899

PHARMACEUTICALS—0.3%
Aerie Pharmaceuticals, Inc.*	66,369	767,226

REAL ESTATE SERVICES—2.7%
FirstService Corp.+	65,950	7,884,323

REGIONAL BANKS—1.0%
Signature Bank	27,949	2,865,611

RESEARCH & CONSULTING SERVICES—0.4%
CoStar Group, Inc.*	1,287	1,093,641

RESTAURANTS—0.2%
Wingstop, Inc.	3,079	481,094

SEMICONDUCTOR EQUIPMENT—0.7%
Applied Materials, Inc.	10,683	687,237
Lam Research Corp.	1,927	726,788
SolarEdge Technologies, Inc.*	3,802	665,730
		2,079,755
SEMICONDUCTORS—2.8%
Advanced Micro Devices, Inc.*	61,601	4,769,765

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—72.2% (CONT.)	SHARES	VALUE
SEMICONDUCTORS—2.8% (CONT.)
Impinj, Inc.*	48,610	$1,147,196
Inphi Corp.*	7,607	993,931
QUALCOMM, Inc.	10,844	1,145,235
		8,056,127
SPECIALTY STORES—0.1%
Sportsman’s Warehouse Holdings, Inc.*	20,795	334,592

SYSTEMS SOFTWARE—1.4%
Crowdstrike Holdings, Inc., Cl. A*	7,752	877,526
Microsoft Corp.+	10,109	2,072,446
Palo Alto Networks, Inc.*	1,590	406,913
Rapid7, Inc.*	11,616	691,965
		4,048,850
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.0%
Apple, Inc.+	13,473	5,726,564

THRIFTS & MORTGAGE FINANCE—0.0%
Axos Financial, Inc.*,+	3,653	81,864

TRADING COMPANIES & DISTRIBUTORS—0.2%
SiteOne Landscape Supply, Inc.*	4,397	562,948

TRUCKING—0.1%
Old Dominion Freight Line, Inc.	1,712	312,988

WIRELESS TELECOMMUNICATION SERVICES—0.4%
T-Mobile US, Inc.*	9,764	1,048,458

TOTAL COMMON STOCKS (Cost $158,964,898)		207,022,245

PREFERRED STOCKS—0.1%	SHARES	VALUE
APPLICATION SOFTWARE—0.1%
Palantir Technologies, Inc., Cl. B*,@,(a)	26,941	154,911

BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	41,418	32,720

TOTAL PREFERRED STOCKS (Cost $364,284)		187,631

WARRANTS—0.2%	SHARES	VALUE
BIOTECHNOLOGY—0.2%
Forte Biosciences, Inc., 2/20/21*,@	61,681	511,089
(Cost $0)		511,089

RIGHTS—0.1%	SHARES	VALUE
BIOTECHNOLOGY—0.1%
Adolor Corp., CPR*,(a),(c)	49,870	—
BioNTech Pharmaceuticals Ltd.*	14,455	—
Tolero CDR*,@,(a),(d)	126,108	390,935
		390,935
TOTAL RIGHTS (Cost $67,638)		390,935

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—0.8%	SHARES	VALUE
SPECIALIZED—0.8%
Crown Castle International Corp.+	13,864	$2,311,129
(Cost $1,922,381)		2,311,129
Total Investments (Cost $161,319,201)	73.4%	$210,423,029
Affiliated Securities (Cost $186,381)		32,720
Unaffiliated Securities (Cost $161,132,820)		210,390,309
Securities Sold Short (Proceeds $62,290,998)	(21.7)%	(62,137,323)
Other Assets in Excess of Liabilities	48.3%	138,431,426
NET ASSETS	100.0%	$286,717,132

+	All or a portion of this security is held as collateral for securities sold short.
#	American Depositary Receipts.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(c)	Right - Contingent Payment Right granted December 13, 2011 and may not be sold. Right is deemed to be illiquid and represents 0.0% of the net assets of the Fund.
(d)	Contingent Deferred Rights.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2020
Adolor Corp., CPR	10/24/11	$0	0.00%	$0	0.00%
Forte Biosciences, Inc. Warrants	2/19/20	0	0.00%	511,089	0.18%
Palantir Technologies, Inc., Cl. A	10/7/14	42,985	0.05%	37,985	0.01%
Palantir Technologies, Inc., Cl. B	10/7/14	177,903	0.22%	154,911	0.05%
Prosetta Biosciences, Inc., Series D	2/6/15	186,381	0.25%	32,720	0.01%
Tolero CDR	2/6/17	67,638	0.09%	390,935	0.14%
Total				$1,127,640	0.39%

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments - Securities Sold Short July 31, 2020 (Unaudited)

COMMON STOCKS—(19.6)%	SHARES	VALUE
ADVERTISING—(0.5)%
Cardlytics, Inc.	(5,911)	$(392,609)
Omnicom Group, Inc.	(19,867)	(1,067,454)
		(1,460,063)
AIR FREIGHT & LOGISTICS—(0.2)%
Forward Air Corp.	(11,139)	(579,117)

APPAREL ACCESSORIES & LUXURY GOODS—(0.3)%
Carter’s, Inc.	(9,338)	(735,087)

APPLICATION SOFTWARE—(1.9)%
ShotSpotter, Inc.	(142,262)	(3,277,715)
SS&C Technologies Holdings, Inc.	(12,897)	(741,578)
Yext, Inc.	(58,246)	(979,698)
Zendesk, Inc.	(3,486)	(317,749)
		(5,316,740)
ASSET MANAGEMENT & CUSTODY BANKS—(0.1)%
Main Street Capital Corp.	(9,054)	(274,427)
Sculptor Capital Management, Inc., Cl. A	(81)	(1,007)
		(275,434)
AUTOMOBILE MANUFACTURERS—(0.2)%
Ford Motor Co.	(94,834)	(626,853)

AUTOMOTIVE RETAIL—(0.1)%
Monro, Inc.	(4,272)	(240,514)

BIOTECHNOLOGY—(0.6)%
Flexion Therapeutics, Inc.	(126,712)	(1,719,482)

CABLE & SATELLITE—(0.2)%
Sirius XM Holdings, Inc.	(76,539)	(450,049)

CASINOS & GAMING—(0.6)%
Caesars Entertainment, Inc.	(13,475)	(418,399)
Las Vegas Sands Corp.	(14,384)	(627,718)
Red Rock Resorts, Inc., Cl. A	(41,419)	(453,952)
Twin River Worldwide Holdings, Inc.	(700)	(15,092)
Wynn Resorts Ltd.	(705)	(51,063)
		(1,566,224)
COMMUNICATIONS EQUIPMENT—(0.5)%
Arista Networks, Inc.	(3,127)	(812,301)
F5 Networks, Inc.	(4,242)	(576,488)
		(1,388,789)
CONSTRUCTION MACHINERY & HEAVY TRUCKS—(0.2)%
Trinity Industries, Inc.	(29,589)	(577,873)

DATA PROCESSING & OUTSOURCED SERVICES—(1.1)%
MAXIMUS, Inc.	(30,885)	(2,291,975)
NIC, Inc.	(42,908)	(940,543)
		(3,232,518)
DEPARTMENT STORES—0.0%
Sears Holdings Corp.	(4)	(1)

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments - Securities Sold Short July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—(19.6)% (CONT.)	SHARES	VALUE
DIVERSIFIED SUPPORT SERVICES—(0.5)%
Healthcare Services Group, Inc.	(48,431)	$(1,268,408)
Viad Corp.	(1,012)	(14,634)
		(1,283,042)
ELECTRICAL COMPONENTS & EQUIPMENT—(0.3)%
Hubbell, Inc., Cl. B	(7,208)	(972,864)

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.0%
Arlo Technologies, Inc.	(23)	(97)

HEALTHCARE EQUIPMENT—(0.4)%
LivaNova PLC	(7,130)	(331,830)
Penumbra, Inc.	(1,613)	(357,941)
Zimmer Biomet Holdings, Inc.	(2,426)	(327,170)
		(1,016,941)
HEALTHCARE TECHNOLOGY—(0.1)%
Castlight Health, Inc., Cl. B	(7,950)	(8,745)
Cerner Corp.	(4,611)	(320,234)
		(328,979)
HOME FURNISHINGS—(0.8)%
La-Z-Boy, Inc.	(22,881)	(651,193)
Leggett & Platt, Inc.	(40,488)	(1,623,164)
		(2,274,357)
HOUSEHOLD APPLIANCES—(0.1)%
iRobot Corp.	(4,540)	(330,013)

INDUSTRIAL MACHINERY—(1.3)%
Enerpac Tool Group Corp., Cl. A	(191,152)	(3,612,772)

INTEGRATED OIL & GAS—(0.1)%
Occidental Petroleum Corp.	(16,162)	(254,390)

INTEGRATED TELECOMMUNICATION SERVICES—(0.1)%
AT&T, Inc.	(10,985)	(324,936)

INTERACTIVE MEDIA & SERVICES—(0.6)%
Snap, Inc., Cl. A	(3)	(67)
Twitter, Inc.	(24,700)	(899,080)
Yelp, Inc., Cl. A	(29,543)	(737,984)
		(1,637,131)
INTERNET & DIRECT MARKETING RETAIL—(0.8)%
PetMed Express, Inc.	(1,015)	(31,668)
Shutterstock, Inc.	(6,719)	(365,110)
Stitch Fix, Inc., Cl. A	(813)	(18,008)
The RealReal, Inc.	(130,834)	(1,784,575)
		(2,199,361)
INTERNET SERVICES & INFRASTRUCTURE—(0.3)%
GTT Communications, Inc.	(144,349)	(909,399)

IT CONSULTING & OTHER SERVICES—(0.1)%
Infosys Ltd.#	(28,506)	(366,302)

LIFE SCIENCES TOOLS & SERVICES—(0.2)%
Bruker Corp.	(7,759)	(346,207)

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments - Securities Sold Short July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—(19.6)% (CONT.)	SHARES	VALUE
LIFE SCIENCES TOOLS & SERVICES—(0.2)% (CONT.)
Waters Corp.	(1,737)	$(370,242)
		(716,449)
MARKET INDICES—(1.2)%
iShares Russell Mid-Cap ETF	(35,844)	(2,034,863)
iShares Russell Mid-Cap Growth ETF	(7,728)	(1,320,715)
		(3,355,578)
MOVIES & ENTERTAINMENT—(0.1)%
Cinemark Holdings, Inc.	(28,902)	(341,911)

PACKAGED FOODS & MEATS—(1.7)%
Beyond Meat, Inc.	(361)	(45,450)
Campbell Soup Co.	(35,426)	(1,756,067)
General Mills, Inc.	(28,917)	(1,829,578)
The Hershey Co.	(8,785)	(1,277,427)
		(4,908,522)
PAPER PACKAGING—(0.1)%
Packaging Corp. of America	(4,089)	(393,035)

PHARMACEUTICALS—(0.2)%
Bausch Health Cos., Inc.	(35,229)	(643,634)

PROPERTY & CASUALTY INSURANCE—(1.0)%
HCI Group, Inc.	(65,224)	(2,910,294)
Universal Insurance Holdings, Inc.	(4,811)	(84,241)
		(2,994,535)
REGIONAL BANKS—(0.7)%
Great Western Bancorp, Inc.	(69,698)	(906,074)
Southside Bancshares, Inc.	(44,649)	(1,236,777)
		(2,142,851)
RESTAURANTS—(0.4)%
Aramark	(30,235)	(638,564)
Papa John’s International, Inc.	(163)	(15,431)
Shake Shack, Inc., Cl. A	(12,162)	(590,465)
		(1,244,460)
SECURITY & ALARM SERVICES—(0.1)%
The Brink’s Co.	(5,936)	(263,262)

SPECIALIZED CONSUMER SERVICES—(0.2)%
OneSpaWorld Holdings Ltd.	(112,241)	(624,060)

SPECIALTY STORES—0.0%
Ulta Beauty, Inc.	(3)	(579)

SYSTEMS SOFTWARE—(1.0)%
Fortinet, Inc.	(4,863)	(672,553)
Oracle Corp.	(24,591)	(1,363,571)
Teradata Corp.	(22,320)	(468,720)
Zscaler, Inc.	(2,543)	(330,209)
		(2,835,053)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—(0.2)%
NetApp, Inc.	(7,044)	(312,049)

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments - Securities Sold Short July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—(19.6)% (CONT.)	SHARES	VALUE
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—(0.2)% (CONT.)
Seagate Technology PLC	(6,762)	$(305,778)
		(617,827)
TOBACCO—(0.2)%
Philip Morris International, Inc.	(8,359)	(642,055)

TRADING COMPANIES & DISTRIBUTORS—(0.1)%
WW Grainger, Inc.	(659)	(225,068)

TRUCKING—(0.2)%
Landstar System, Inc.	(4,193)	(510,624)

TOTAL COMMON STOCKS (Proceeds $55,661,077)		$(56,138,831)

REAL ESTATE INVESTMENT TRUST—(2.1)%	SHARES	VALUE
DIVERSIFIED—(0.5)%
Empire State Realty Trust, Inc., Cl. A	(209,641)	(1,383,631)

HEALTHCARE—(0.6)%
Omega Healthcare Investors, Inc.	(50,087)	(1,621,817)

OFFICE—(0.9)%
Hudson Pacific Properties, Inc.	(29,538)	(696,211)
Paramount Group, Inc.	(100,268)	(714,911)
SL Green Realty Corp.	(15,029)	(698,848)
Vornado Realty Trust	(20,085)	(693,334)
		(2,803,304)
RETAIL—(0.1)%
CBL & Associates Properties, Inc.	(13,748)	(2,513)
Pennsylvania Real Estate Investment Trust	(29,569)	(34,891)
Seritage Growth Properties, Cl. A	(15,444)	(143,784)
Washington Prime Group, Inc.	(11,653)	(8,552)
		(189,740)
TOTAL REAL ESTATE INVESTMENT TRUST (Proceeds $6,629,921)		$(5,998,492)
Total Securities Sold Short (Proceeds $62,290,998)		$(62,137,323)

#	American Depositary Receipts.

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND

Schedule of Investments July 31, 2020 (Unaudited)

COMMON STOCKS—97.0%	SHARES	VALUE
BRAZIL—5.4%
DRUG RETAIL—1.6%
Dimed SA Distribuidora da Medicamentos	64,000	$330,137

EDUCATION SERVICES—1.9%
Afya Ltd., Cl. A*	3,299	86,269
Arco Platform Ltd., Cl. A*	1,877	81,743
Vasta Platform Ltd.*	10,812	203,806
		371,818
GENERAL MERCHANDISE STORES—1.9%
Magazine Luiza SA	24,000	371,312
TOTAL BRAZIL (Cost $986,795)		1,073,267

CHINA—42.4%
APPAREL ACCESSORIES & LUXURY GOODS—2.2%
Li Ning Co., Ltd.	135,000	435,136

APPLICATION SOFTWARE—1.5%
Beijing Thunisoft Corp., Ltd., Cl. A	79,974	303,817

AUTOMOBILE MANUFACTURERS—3.2%
Geely Automobile Holdings Ltd.	302,000	633,535

CASINOS & GAMING—1.4%
Galaxy Entertainment Group Ltd.	41,000	279,611

CONSTRUCTION MACHINERY & HEAVY TRUCKS—3.3%
Sany Heavy Industry Co., Ltd., Cl. A	214,997	649,343

DISTILLERS & VINTNERS—1.6%
Wuliangye Yibin Co., Ltd., Cl. A	10,000	311,242

EDUCATION SERVICES—1.3%
New Oriental Education & Technology Group, Inc.#,*	1,800	252,360

HEALTHCARE EQUIPMENT—2.0%
Lepu Medical Technology Beijing Co., Ltd., Cl. A	63,985	392,997

INTERACTIVE MEDIA & SERVICES—11.5%
Baidu, Inc.#,*	4,500	537,300
Tencent Holdings Ltd.	25,607	1,756,606
		2,293,906
INTERNET & DIRECT MARKETING RETAIL—13.1%
Alibaba Group Holding Ltd.#,*	5,208	1,307,312
JD.com, Inc.#,*	7,700	491,183
Meituan Dianping Cl. B*	16,100	398,421
Vipshop Holdings Ltd.#,*	18,000	409,860
		2,606,776
PACKAGED FOODS & MEATS—1.3%
China Feihe Ltd.(a)	136,000	261,756
TOTAL CHINA (Cost $6,572,049)		8,420,479

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—97.0% (CONT.)	SHARES	VALUE
GREECE—2.6%
SPECIALTY STORES—2.6%
JUMBO SA	26,500	$517,150
(Cost $513,321)
HONG KONG—3.2%
FINANCIAL EXCHANGES & DATA—3.2%
Hong Kong Exchanges & Clearing Ltd.	13,500	642,782
(Cost $459,135)
INDIA—6.7%
APPAREL ACCESSORIES & LUXURY GOODS—1.4%
Titan Co., Ltd.*	20,000	279,157

CONSUMER FINANCE—2.4%
Manappuram Finance Ltd.	229,000	486,140

OIL & GAS REFINING & MARKETING—2.9%
Reliance Industries Ltd.	20,663	571,428
TOTAL INDIA (Cost $1,270,918)		1,336,725

INDONESIA—3.4%
BROADCASTING—1.3%
Media Nusantara Citra Tbk PT*	4,700,000	264,327

REGIONAL BANKS—2.1%
Bank BTPN Syariah Tbk PT	1,728,570	409,915
TOTAL INDONESIA (Cost $694,358)		674,242

NEW ZEALAND—2.8%
PACKAGED FOODS & MEATS—2.8%
a2 Milk Co., Ltd.*	40,000	548,989
(Cost $362,209)

RUSSIA—1.7%
APPAREL RETAIL—1.7%
Detsky Mir PJSC(a)	208,579	328,522
(Cost $305,145)

SOUTH KOREA—20.1%
DATA PROCESSING & OUTSOURCED SERVICES—1.1%
Settle Bank, Inc.	10,000	228,273

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.4%
Suprema, Inc.*	10,400	279,595

HEALTHCARE EQUIPMENT—2.4%
Ray Co., Ltd.*	11,800	473,911

INTERACTIVE MEDIA & SERVICES—2.3%
Kakao Corp.	1,570	453,783

PACKAGED FOODS & MEATS—2.6%
Orion Corp.	4,600	515,466

SEMICONDUCTOR EQUIPMENT—2.2%
Tokai Carbon Korea Co., Ltd.	5,500	429,149

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—97.0% (CONT.)	SHARES	VALUE
SOUTH KOREA—20.1% (CONT.)
SEMICONDUCTORS—2.2%
LEENO Industrial, Inc.	3,739	$430,828

SPECIALTY CHEMICALS—2.8%
Chunbo Co., Ltd.	5,500	568,216

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.1%
Samsung Electronics Co., Ltd.	12,713	619,016
TOTAL SOUTH KOREA (Cost $3,138,953)		3,998,237

TAIWAN—2.4%
SEMICONDUCTORS—2.4%
Realtek Semiconductor Corp.	38,000	483,680
(Cost $300,975)

TURKEY—2.8%
APPAREL ACCESSORIES & LUXURY GOODS—1.3%
Mavi Giyim Sanayi Ve Ticaret AS, Cl. B*,(a)	42,012	248,729

PACKAGED FOODS & MEATS—1.5%
Ulker Biskuvi Sanayi AS*	81,688	303,832

TOTAL TURKEY (Cost $630,832)		552,561

UNITED STATES—3.5%
IT CONSULTING & OTHER SERVICES—3.5%
EPAM Systems, Inc.*	2,400	696,192
(Cost $473,828)
TOTAL COMMON STOCKS (Cost $15,708,518)		19,272,826
Total Investments (Cost $15,708,518)	97.0%	$19,272,826
Unaffiliated Securities (Cost $15,708,518)		19,272,826
Other Assets in Excess of Liabilities	3.0%	603,122
NET ASSETS	100.0%	$19,875,948

#	American Depositary Receipts.
(a)	Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities represent 4.2% of the net assets of the Fund.
*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND

Schedule of Investments July 31, 2020 (Unaudited)

COMMON STOCKS—95.8%	SHARES	VALUE
APPAREL ACCESSORIES & LUXURY GOODS—2.0%
Levi Strauss & Co., Cl. A	31,597	$384,220
Lululemon Athletica, Inc.*	3,462	1,127,192
		1,511,412
APPLICATION SOFTWARE—10.1%
Adobe, Inc.*	6,511	2,892,968
Autodesk, Inc.*	4,433	1,048,094
Intuit, Inc.	594	181,984
Paycom Software, Inc.*	947	269,298
salesforce.com, Inc.*	14,859	2,895,275
Workday, Inc., Cl. A*	1,906	344,834
		7,632,453
AUTO PARTS & EQUIPMENT—0.6%
Aptiv PLC	5,666	440,532

BIOTECHNOLOGY—3.0%
Sarepta Therapeutics, Inc.*	3,487	535,324
Vertex Pharmaceuticals, Inc.*	6,148	1,672,256
		2,207,580
BUILDING PRODUCTS—0.7%
Allegion PLC	5,588	555,782

COMMUNICATIONS EQUIPMENT—0.8%
Cisco Systems, Inc.	12,929	608,956

DATA PROCESSING & OUTSOURCED SERVICES—7.0%
PayPal Holdings, Inc.*	10,184	1,996,777
Visa, Inc., Cl. A	16,703	3,180,251
		5,177,028
DISTRIBUTORS—0.5%
Pool Corp.	1,157	366,422

DIVERSIFIED BANKS—0.5%
JPMorgan Chase & Co.	3,626	350,417

EDUCATION SERVICES—0.3%
Bright Horizons Family Solutions, Inc.*	2,367	253,837

ELECTRIC UTILITIES—0.6%
NextEra Energy, Inc.	1,477	414,594

ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
Rockwell Automation, Inc.	1,599	348,806

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.1%
Cognex Corp.	5,696	380,892
Trimble, Inc.*	9,100	405,041
		785,933
ELECTRONIC MANUFACTURING SERVICES—0.5%
Flex Ltd.*	32,516	373,609

ENVIRONMENTAL & FACILITIES SERVICES—0.4%
Tetra Tech, Inc.	3,729	330,576

FINANCIAL EXCHANGES & DATA—2.3%
Intercontinental Exchange, Inc.	3,430	331,955

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—95.8% (CONT.)	SHARES	VALUE
FINANCIAL EXCHANGES & DATA—2.3% (CONT.)
S&P Global, Inc.	3,891	$1,362,823
		1,694,778
FOOD DISTRIBUTORS—0.4%
Sysco Corp.	5,900	311,815

FOOD RETAIL—0.6%
The Kroger Co.	11,850	412,262

FOOTWEAR—1.3%
NIKE, Inc., Cl. B	9,691	945,939

HEALTHCARE EQUIPMENT—0.8%
DexCom, Inc.*	452	196,864
Edwards Lifesciences Corp.*	4,755	372,840
		569,704
HEALTHCARE SERVICES—1.0%
Cigna Corp.	4,158	718,045

HOME IMPROVEMENT RETAIL—2.7%
The Home Depot, Inc.	7,586	2,014,007

HOUSEHOLD PRODUCTS—1.6%
The Procter & Gamble Co.	9,138	1,198,175

INDUSTRIAL CONGLOMERATES—1.0%
Honeywell International, Inc.	4,985	744,609

INDUSTRIAL GASES—1.6%
Air Products & Chemicals, Inc.	4,187	1,200,120

INDUSTRIAL MACHINERY—1.0%
Woodward, Inc.	4,027	301,783
Xylem, Inc.	5,737	418,687
		720,470
INTERACTIVE HOME ENTERTAINMENT—0.8%
Electronic Arts, Inc.*	3,981	563,789

INTERACTIVE MEDIA & SERVICES—7.2%
Alphabet, Inc., Cl. A*	1,240	1,845,058
Alphabet, Inc., Cl. C*	927	1,374,704
Facebook, Inc., Cl. A*	8,550	2,168,878
		5,388,640
INTERNET & DIRECT MARKETING RETAIL—9.7%
Amazon.com, Inc.*	2,042	6,462,276
Etsy, Inc.*	7,229	855,769
		7,318,045
INVESTMENT BANKING & BROKERAGE—1.0%
Morgan Stanley	15,491	757,200

IT CONSULTING & OTHER SERVICES—0.8%
Accenture PLC, Cl. A	2,605	585,552

LEISURE FACILITIES—0.4%
Vail Resorts, Inc.	1,567	300,911

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—95.8% (CONT.)	SHARES	VALUE
LIFE SCIENCES TOOLS & SERVICES—1.1%
Agilent Technologies, Inc.	4,610	$444,081
Illumina, Inc.*	886	338,594
		782,675
MANAGED HEALTHCARE—1.0%
Humana, Inc.	1,990	780,976

METAL & GLASS CONTAINERS—0.8%
Ball Corp.	8,031	591,323

MOVIES & ENTERTAINMENT—1.2%
Live Nation Entertainment, Inc.*	7,667	358,892
The Walt Disney Co.	4,273	499,685
		858,577
PHARMACEUTICALS—3.1%
Bristol-Myers Squibb Co.	11,377	667,375
Merck & Co., Inc.	10,929	876,943
Zoetis, Inc., Cl. A	4,902	743,535
		2,287,853
PROPERTY & CASUALTY INSURANCE—1.0%
The Progressive Corp.	8,642	780,718

RAILROADS—0.5%
Union Pacific Corp.	2,098	363,688

RESTAURANTS—0.4%
Starbucks Corp.	3,492	267,243

SEMICONDUCTOR EQUIPMENT—2.9%
ASML Holding NV	1,580	558,878
Lam Research Corp.	4,234	1,596,895
		2,155,773
SEMICONDUCTORS—2.7%
NVIDIA Corp.	3,519	1,494,132
Taiwan Semiconductor Manufacturing Co., Ltd.#	6,081	479,730
		1,973,862
SOFT DRINKS—1.3%
PepsiCo, Inc.	6,849	942,833

SYSTEMS SOFTWARE—9.6%
Microsoft Corp.	35,163	7,208,766

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.4%
Apple, Inc.	12,929	5,495,342

TOTAL COMMON STOCKS
(Cost $30,278,967)		71,291,627

REAL ESTATE INVESTMENT TRUST—3.2%	SHARES	VALUE
INDUSTRIAL—1.0%
Prologis, Inc.	7,288	768,301

SPECIALIZED—2.2%
Equinix, Inc.	1,564	1,228,491

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—3.2% (CONT.)	SHARES	VALUE
SPECIALIZED—2.2% (CONT.)
SBA Communications Corp., Cl. A	1,356	$422,448
		1,650,939
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,467,994)		2,419,240

Total Investments (Cost $31,746,961)	99.0%	$73,710,867
Unaffiliated Securities (Cost $31,746,961)		73,710,867
Other Assets in Excess of Liabilities	1.0%	752,361
NET ASSETS	100.0%	$74,463,228

#	American Depositary Receipts.
*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds II (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946-Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in four series—Alger Spectra Fund, Alger Dynamic Opportunities Fund, Alger Emerging Markets Fund and Alger Responsible Investing Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers one or more of the following share classes: Class A shares, Class C shares, Class I shares, Class Y shares and Class Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the tenth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms, Class I shares, Class Y shares and Class Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Trust’s Board of Trustees (the “Board”). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).

Investments in money market funds and short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board and described further herein.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Trust’s investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.

Valuation processes are determined by a Valuation Committee (“Committee”) authorized by the Board and comprised of representatives of the Trust’s investment adviser and officers of the Trust. The Committee reports its fair valuation determinations and related valuation information to the Board. The Board is responsible for approving the valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and the previous day’s price.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of July 31, 2020 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Spectra Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,009,909,979	$1,009,909,979	$—	$—
Consumer Discretionary	1,431,892,179	1,380,454,635	37,986,394	13,451,150
Consumer Staples	23,466,232	23,466,232	—	—
Financials	277,091,549	277,091,549	—	—
Healthcare	995,839,613	935,051,216	60,788,397	—
Industrials	405,693,088	405,693,088	—	—
Information Technology	3,115,802,016	3,113,799,337	—	2,002,679
Materials	222,256,729	222,256,729	—	—
TOTAL COMMON STOCKS	$7,481,951,385	$7,367,722,765	$98,774,791	$15,453,829
PREFERRED STOCKS
Healthcare	2,300,489	—	—	2,300,489
Information Technology	9,231,625	—	—	9,231,625
TOTAL PREFERRED STOCKS	$11,532,114	$—	$—	$11,532,114
REAL ESTATE INVESTMENT TRUST
Real Estate	80,744,646	80,744,646	—	—
TOTAL INVESTMENTS IN SECURITIES	$7,574,228,145	$7,448,467,411	$98,774,791	$26,985,943
SECURITIES SOLD SHORT
COMMON STOCKS
Communication Services	39,400,510	39,400,510	—	—
Consumer Discretionary	27,810,621	27,810,621	—	—
Consumer Staples	57,488,970	57,488,970	—	—
Energy	12,917,803	12,917,803	—	—
Exchange Traded Funds	54,852,742	54,852,742	—	—
Financials	25,042,807	25,042,807	—	—
Healthcare	49,223,754	49,223,754	—	—
Industrials	74,433,315	74,433,315	—	—
Information Technology	89,818,754	89,818,754	—	—
Materials	40,474,961	40,474,961	—	—
TOTAL COMMON STOCKS	$471,464,237	$471,464,237	$—	$—

Alger Dynamic Opportunities Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$8,312,993	$8,312,993	$—	$—
Consumer Discretionary	51,522,023	51,522,023	—	—
Consumer Staples	2,343,325	2,343,325	—	—
Energy	1,089,899	1,089,899	—	—
Financials	7,396,043	7,396,043	—	—
Healthcare	55,231,336	55,231,336	—	—
Industrials	24,429,946	24,429,946	—	—
Information Technology	48,812,357	48,774,372	—	37,985
Real Estate	7,884,323	7,884,323	—	—
TOTAL COMMON STOCKS	$207,022,245	$206,984,260	$—	$37,985
PREFERRED STOCKS
Healthcare	32,720	—	—	32,720
Information Technology	154,911	—	—	154,911
TOTAL PREFERRED STOCKS	$187,631	$—	$—	$187,631

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Dynamic Opportunities Fund	TOTAL		LEVEL 1	LEVEL 2		LEVEL 3
WARRANTS
Healthcare	$511,089		$—	$511,089		$—
RIGHTS
Healthcare	390,935	*,**	—	—	*	390,935	**
REAL ESTATE INVESTMENT TRUST
Real Estate	2,311,129		2,311,129	—		—
TOTAL INVESTMENTS IN SECURITIES	$210,423,029		$209,295,389	$511,089		$616,551
SECURITIES SOLD SHORT
COMMON STOCKS
Communication Services	4,214,090		4,214,090	—		—
Consumer Discretionary	9,841,509		9,841,509	—		—
Consumer Staples	5,550,577		5,550,577	—		—
Energy	254,390		254,390	—		—
Financials	5,412,820		5,412,820	—		—
Healthcare	4,425,485		4,425,485	—		—
Industrials	8,024,622		8,024,622	—		—
Information Technology	14,666,725		14,666,725	—		—
Market Indices	3,355,578		3,355,578	—		—
Materials	393,035		393,035	—		—
TOTAL COMMON STOCKS	$56,138,831		$56,138,831	$—		$—
REAL ESTATE INVESTMENT TRUST
Real Estate	5,998,492		5,998,492	—		—
TOTAL SECURITIES SOLD SHORT	$62,137,323		$62,137,323	$—		$—

Alger Emerging Markets Fund	TOTAL		LEVEL 1	LEVEL 2		LEVEL 3
COMMON STOCKS
Communication Services	$3,012,016		$537,300	$2,474,716		$—
Consumer Discretionary	6,324,106		3,203,845	3,120,261		—
Consumer Staples	2,271,422		330,137	1,941,285		—
Energy	571,428		—	571,428		—
Financials	1,538,837		—	1,538,837		—
Healthcare	866,908		—	866,908		—
Industrials	649,343		—	649,343		—
Information Technology	3,470,550		696,192	2,774,358		—
Materials	568,216		—	568,216		—
TOTAL COMMON STOCKS	$19,272,826		$4,767,474	$14,505,352		$—
TOTAL INVESTMENTS IN SECURITIES	$19,272,826		$4,767,474	$14,505,352		$—

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Responsible Investing Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$6,811,006	$6,811,006	$—	$—
Consumer Discretionary	13,418,348	13,418,348	—	—
Consumer Staples	2,865,085	2,865,085	—	—
Financials	3,583,113	3,583,113	—	—
Healthcare	7,346,833	7,346,833	—	—
Industrials	3,063,931	3,063,931	—	—
Information Technology	31,997,274	31,997,274	—	—
Materials	1,791,443	1,791,443	—	—
Utilities	414,594	414,594	—	—
TOTAL COMMON STOCKS	$71,291,627	$71,291,627	$—	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	2,419,240	2,419,240	—	—
TOTAL INVESTMENTS IN SECURITIES	$73,710,867	$73,710,867	$—	$—

*	Alger Dynamic Opportunities Fund’s holdings of BioNTech Pharmaceuticals, Ltd.’s rights are classified as a Level 2 investment and fair valued at zero as of July 31, 2020.
**	Alger Dynamic Opportunities Fund’s holdings of Adolor Corp.’s rights are classified as a Level 3 investment and fair valued at zero as of July 31, 2020.

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Spectra Fund	Common Stocks
Opening balance at November 1, 2019	$13,955,887
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	1,497,942
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2020	15,453,829
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2020	$1,497,942

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Spectra Fund	Preferred Stocks
Opening balance at November 1, 2019	$12,318,358
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(786,244)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2020	11,532,114
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2020	$(786,244)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Common Stocks
Opening balance at November 1, 2019	$37,985
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2020	37,985
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2020	$—

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Preferred Stocks
Opening balance at November 1, 2019	$198,814
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(11,183)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2020	187,631
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2020	$(11,183)

Alger Dynamic Opportunities Fund	Rights
Opening balance at November 1, 2019	$407,329	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(16,394)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2020	390,935	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2020	$(16,394)

*	Includes securities that are fair valued at zero.

The following table provides quantitative information about each Funds’ Level 3 fair value measurements of the Funds’ investments as of July 31, 2020. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to the Funds’ fair value measurements.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value	Valuation	Unobservable		Weighted
	July 31, 2020	Methodology	Input	Input/Range	Average Inputs
Alger Spectra Fund
Common Stocks	$2,002,679	Market	Transaction Price	N/A	N/A
		Approach
Common Stocks	13,451,150	Income	Discount Rate	1.00%-5.00%	N/A
		Approach
Preferred Stocks	2,300,489	Income	Discount Rate	55.00%-60.00%	N/A
		Approach
Preferred Stocks	9,231,625	Market	Transaction Price	N/A	N/A
		Approach

Alger Dynamic Opportunities Fund
Common Stocks	$37,985	Market	Transaction Price	N/A	N/A
		Approach
Preferred Stocks	154,911	Market	Transaction Price	N/A	N/A
		Approach
Preferred Stocks	32,720	Income	Discount Rate	55.00%-60.00%	N/A
		Approach
Rights	390,935	Income	Discount Rate	4.24%-5.10%	N/A
		Approach	Probability of	0.00%	N/A
			Success

The significant unobservable inputs used in the fair value measurement of the Funds’ securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs could result in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probabilities of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probabilities of success result in lower fair value measurements.

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statements purposes. As of July 31, 2020, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign Cash and Cash Equivalents:
Alger Spectra Fund	$1,217,049	$–	$1,217,049	$–
Collateral held for short sales(a)	167,204,978	167,204,978	–	–
Due to broker(b)	(184,437,797)	(184,437,797)	–	–
Alger Dynamic Opportunities Fund	76,898,175	–	76,898,175	–
Collateral held for short sales(a)	58,958,370	58,958,370	–	–
Alger Emerging Markets Fund	770,629	154,641	615,988	–
Alger Responsible Investing Fund	861,077	–	861,077	–

(a)	The collateral held for short sales balance represents restricted cash held at prime brokers as of July 31, 2020.
(b)	The due to broker balance represents a margin payable related to short sales due to prime brokers as of July 31, 2020.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 4 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options—Certain Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, these Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indexes. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the period ended July 31, 2020, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Funds’ options were exchange traded which utilize a clearinghouse that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

Forward Foreign Currency Contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward foreign currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 5 — Affiliated Securities:

The issuers of the securities listed below are deemed to be affiliates of the Funds because the Funds or their affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended July 31, 2020. Purchase and sale transactions, interest income and dividend income earned during the period were as follows:

							Net Increase
	Shares/						(Decrease)
	Par at			Shares/	Dividend/		in
	October 31,	Purchases/	Sales/	Par at	Interest	Realized	Unrealized	Value at
Security	2019	Conversion	Conversion	July 31, 2020	Income	Gain (Loss)	App(Dep)	July 31, 2020
Alger Spectra Fund
Preferred Stocks
Prosetta Biosciences,
Inc., Series D	2,912,012	–	–	2,912,012	–	–	$(786,244)	$2,300,489
Total					–	–	$(786,244)	$2,300,489

							Net Increase
	Shares/						(Decrease)
	Par at			Shares/	Dividend/		in
	October 31,	Purchases/	Sales/	Par at	Interest	Realized	Unrealized	Value at
Security	2019	Conversion	Conversion	July 31, 2020	Income	Gain (Loss)	App(Dep)	July 31, 2020
Alger Dynamic Opportunities Fund
Preferred Stocks
Prosetta Biosciences,
Inc., Series D	41,418	–	–	41,418	–	–	$(11,183)	$32,720
Total					–	–	$(11,183)	$32,720